Details of Significant Accounts - Summary of Other payables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Financial Liabilities [Line Items]
Other payables	$ 206,268	$ 6,739	$ 93,541
Research Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	97,930	3,199	33,742
Salaries and Bonuses
Disclosure Of Financial Liabilities [Line Items]
Other payables	31,049	1,014	30,539
Service Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	48,137	1,573	9,825
Payables on Machinery, Equipment and Intangible Assets
Disclosure Of Financial Liabilities [Line Items]
Other payables	3,677	120
Repair Expense
Disclosure Of Financial Liabilities [Line Items]
Other payables	676	22	6,668
Medical Research Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	2,707	89	4,697
Labor and Health Insurance
Disclosure Of Financial Liabilities [Line Items]
Other payables	2,191	72	2,218
Other Accrued Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	$ 19,901	$ 650	$ 5,852